Trade Accounts Receivable, Net (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Billed services	BRL 6,733,219	BRL 5,481,028
Unbilled services	1,296,562	1,450,777
Mobile handsets and accessories sold	911,077	1,032,022
Allowance for doubtful accounts	(561,139)	(513,787)	BRL (654,042)
Total	BRL 8,379,719	BRL 7,450,040